Income Taxes - Income Tax - Additional Information (Detail) (USD $)									12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Domestic Country	Dec. 31, 2013 Foreign Country	Dec. 31, 2013 Minimum Domestic Country	Dec. 31, 2013 Maximum Domestic Country
Income Taxes [Line Items]
Statutory Accounting Practices, Portion of Excess Retained Earnings Not Taxed	$ 900,000,000
Domestic credit available to offset future payments of income taxes							36,600,000
Tax credit carryforward expiration year									2016	2023
Valuation allowance on deferred tax asset	33,757,000		49,562,000		36,419,000	39,802,000	3,200,000	800,000
Net operating loss carryovers							31,600,000	279,800,000
Operating loss carryover, valuation allowance								101,600,000
Unrecognized tax benefits, income tax penalties and interest accrued	700,000		800,000
Assets offsetting unrecognized tax benefits	25,700,000		25,800,000
Unrecognized tax benefits net of offsetting assets	3,400,000		2,600,000
Deferred tax assets carryover, valuation allowance	33,757,000		49,562,000		36,419,000	39,802,000	3,200,000	800,000
Liabilities related to uncertain tax position	29,834,000	[1]	29,179,000	[1]
Unrecognized tax benefits	29,143,000		28,398,000		29,789,000	20,949,000
Maximum decrease in the liability related to uncertain tax positions	$ 2,800,000

[1]	See Note 18, “Income Taxes.”